14. Financial assets and liabilities (Details 11) € in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2017 ARS ($) $ / $ € / $	Dec. 31, 2017 USD ($) $ / $ € / $	Dec. 31, 2017 EUR (€) $ / $ € / $	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets		$ 457,193			$ 702,495
Current financial assets		627,978			677,621
Financial assets		1,085,171			1,380,116
Non-current financial liabilities		945,326			0
Current financial liabilities		1,091,075			1,223,317
Financial liabilities		2,036,401			1,223,317
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities		945,326			0
Current financial liabilities		505,371			998,486
Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities		$ 585,704			224,831
USD | Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities			$ 50,690			$ 0
Current financial liabilities			$ 27,099			62,837
Effective exchange rate | $ / $	[1]	18.649	18.649	18.649
USD | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities			$ 31,243			14,087
Effective exchange rate | $ / $	[1]	18.649	18.649	18.649
EUR | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities | €				€ 136			€ 59
Effective exchange rate | € / $	[1]	22.4497	22.4497	22.4497
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets		$ 457,193			702,495
Current financial assets		$ 547,954			653,871
Trade and other receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets			$ 24,648			44,490
Current financial assets			$ 29,541			41,410
Effective exchange rate | $ / $	[1]	18.549	18.549	18.549
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets		$ 80,024			$ 23,750
Cash and cash equivalents | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets			$ 4,313			$ 1,502
Effective exchange rate | $ / $	[1]	18.549	18.549	18.549
Cash and cash equivalents | EUR
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets | €				€ 1			€ 2
Effective exchange rate | € / $	[1]	22.2829	22.2829	22.2829

[1]	At the exchange rate prevailing as of December 31, 2017 as per Banco de la Nacion Argentina.